EMPLOYEE BENEFITS (Tables)	3 Months Ended
Mar. 31, 2021
Retirement Benefits [Abstract]
SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

The Components of net periodic benefit cost were as follows (in US$ thousands):

	Quarter ended
	March 31, 2021	March 31, 2020
Service cost	$967	$1,139
Interest cost	242	285
Other	-	-
Net cost	$1,209	$1,424